UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22535

ARES DYNAMIC CREDIT ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

2000 AVENUE OF THE STARS

12TH FLOOR

LOS ANGELES, CALIFORNIA 90067

(Address of principal executive offices)

Copies to:

Daniel J. Hall 2000 Avenue of the Stars, 12th Floor Los Angeles, California 90067	P. Jay Spinola, Esq. Willkie Farr & Gallagher, LLP 787 Seventh Avenue New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 201-4100

Date of fiscal year end: October 31

Date of reporting period: July 1, 2015 - June 30, 2016

Item 1. Proxy Voting Record

Ares Dynamic Credit Allocation Fund, Inc. did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2015 through June 30, 2016.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ARES DYNAMIC CREDIT ALLOCATION FUND, INC.

By:	/s/ Seth J. Brufsky
Name:	Seth J. Brufsky
Title:	President and Chief Executive Officer

Date: July 26, 2016